Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (185)	$ (255)	$ (1,625)	$ (718)
Changes in:
Other current assets	170	99	(41)	(70)
Account payables	(67)	27
Related parties			13	9
Other accounts payables and accrued expenses			234
Net cash used in operating activities	(82)	(129)	(1,419)	(779)
Cash flows from investing activities
Net cash provided by investing activities
Cash flows from financing activities
Issuance of common stock and warrants	10
Receipt of a loan		44	174	357
Proceeds from issuance of common stock and warrants			1,290	467
Cash acquired in the reverse recapitalization			13
Net cash provided by financing activities	10	44	1,477	824
Change in cash and cash equivalents	(72)	(85)	58	45
Cash and cash equivalents at the beginning of the period	153	95	95	50
Cash and cash equivalents at the end of the period	81	10	153	95
Non cash supplement
Issuance of common stock and warrants	$ 150
Non cash issuance costs			102
(*) Cash acquired in the reverse recapitalization:
Current assets (excluding cash and cash equivalents)			(531)
Current liabilities			38
Reverse recapitalization effect on equity			506
Cash acquired in connection with reverse recapitalization transaction			$ 13